Expense Example, No Redemption {- Fidelity Advisor® Utilities Fund} - 07.31 Fidelity Advisor Focus Funds AMCIZ Combo PRO-26 - Fidelity Advisor® Utilities Fund	Sep. 29, 2020 USD ($)
Fidelity Advisor Utilities Fund-Class A
Expense Example, No Redemption:
1 Year	$ 677
3 Years	893
5 Years	1,126
10 Years	1,795
Fidelity Advisor Utilities Fund-Class M
Expense Example, No Redemption:
1 Year	481
3 Years	757
5 Years	1,053
10 Years	1,895
Fidelity Advisor Utilities Fund-Class C
Expense Example, No Redemption:
1 Year	184
3 Years	569
5 Years	980
10 Years	2,127
Fidelity Advisor Utilities Fund - Class I
Expense Example, No Redemption:
1 Year	81
3 Years	252
5 Years	439
10 Years	978
Class Z
Expense Example, No Redemption:
1 Year	66
3 Years	208
5 Years	362
10 Years	$ 810